Risk management (Details 3)	Dec. 31, 2022 USD ($)
Derivatives [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (135,000,000)
Derivatives [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(269,000,000)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(135,000,000)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil And Oil Products Prices Changes [Member] | Futures contract [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (269)